Notes payable	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Notes payable	Notes payable
Notes payable consist of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Senior Secured Notes – 2026	$460,000	$475,000
Bloom Notes – 2024	16,500	47,500
Bloom Notes – 2025	60,000	60,000
Seller notes payable	4,364	6,567
ABL Facility – EWB	12,000	6,500
Needham LOC	11,100	—
Other notes payable	15,439	11,889
Less: Unamortized debt discount/premium and deferred financing fees	(10,783)	(19,689)
Notes payable, net of unamortized debt discount/premium and deferred financing fees	568,620	587,767
Less: Notes payable - current	(101,723)	(39,478)
Notes payable - net of current	$466,897	$548,289
Below is a summary of the Company’s credit facilities outstanding as of December 31, 2024:

Credit facility	Original facility size		Outstanding balance		Stated interest rate		Maturity date
Senior Secured Notes – 2026	$475,000		$460,000		8.0%	(5)	December 15, 2026
Bloom Notes – 2024	50,000	(3)	16,500		10.0%	(6)	January 18, 2025/ October 18, 2024(4)
Bloom Notes – 2025	60,000		60,000		4.0%	(7)	January 17, 2025(13)
Seller notes payable - Scottsdale Note(1)	4,600		4,364		5.0%	(8)	December 1, 2036
ABL Facility - EWB Note	12,000		12,000		6.0%	(12)	August 25, 2025
Needham LOC	40,000		11,100		7.99%	(14)	December 15, 2026(15)
Other notes payable - BHH Note(2)	7,500		7,500		15.0%	(9)	September 30, 2025
Other notes payable - VOWL Note(2)	2,226		1,989		5.9%	(10)	March 30, 2025
Other notes payable - NGC Note(2)	1,600		1,699	(11)	10.0%	(11)	March 31, 2025
Other notes payable - miscellaneous(2)	2,799		4,251		Various		Various
	$655,725		$579,403

(1) The Company has a seller note payable incurred in connection with the Company’s purchase of a building in Scottsdale, Arizona (the “Scottsdale Note”).
(2) The Company has a note payable (the “BHH Note”) with Tangela Holdings, Ltd (“Tangela”) and Portiagate Investment LTD, which was executed in the last quarter of 2020 and amended in the third quarter of 2022, in connection with the Company gaining a controlling interest in Broad Horizons Holdings, LLC (“BHH”). In addition, the Company has a separate note payable with Tangela, which was executed to fund bulk purchases of cannabis for resale by NGC (the “NGC Note”). Lastly, Four20 Pharma GmbH (“Four20”), a subsidiary of the Company, has a note payable with Verbundvolksbank OWL (the “VOWL Note”). Other notes payable - miscellaneous is comprised of various immaterial loans held by Curaleaf International.

(3) As part of a settlement agreement reached in April 2023, between the Company and the former owners of Bloom, the principal balance of the Bloom Notes - 2024 was reduced to $47.5 million.
(4) The Installment Amount (as defined herein) matured on October 18, 2024, and the Conversion Amount matured on January 18, 2025. The Conversion Amount was settled in its entirety through the issuance of SVS, as discussed further herein in the section titled “Bloom Notes”.

(5) Compounded semi-annually and payable in arrears on June 15th and December 15th of each year.
(6) Only the Installment Amount (as defined herein) of $31.0 million for which interest is computed daily on the basis of a 360-day year. Interest is due at maturity on October 18, 2024.
(7) Computed daily on the basis of a 360-day year and payable at maturity.
(8) Calculated on the basis of a 360-day year for the actual number of days elapsed for any period of time. Interest is due on the 23rd of each month.
(9) Computed daily on the basis of a 365-day year (or 366 days in the case of a leap year) and payable quarterly in arrears on each January 1, April 1, and October 1 following the closing date, with the final interest payment due and payable on the maturity date.

(10) Interest is calculated on a 360-day year at a fixed rate of 5.9% until the end of the loan term. Interest is due on the 30th of each month.
(11) Computed on the basis of a 365-day year. Interest is due at maturity. As a payment-in-kind loan, interest accrued increases the outstanding balance of the loan each reporting period.
(12) Calculated on the basis of a 360-day year for the actual number of days elapsed for any period of time. Interest is due on the 25th of each month.
(13) In January 2025, the Bloom Note - 2025 was exchanged for senior secured notes due January 17, 2027; see Note 30 — Subsequent events for further details.
(14) Calculated on the basis of a 360-day year. Interest is due on the 6th of each month.
(15) The Company has the option to extend the Needham LOC to December 15, 2028, subject to certain conditions specified in the agreement.
The Company’s interest expense by credit facility for the year ended December 31, 2024 is as follows:

		Year ended December 31, 2024
	Effective interest rate	Stated debt interest	Amortization of debt discount/premium and deferred financing fees	Total interest expense (2)
Senior Secured Notes – 2026	9.33%	$(36,750)	$(4,805)	$(41,555)
Bloom Notes – 2024	10.00%	(3,027)	—	(3,027)
Bloom Notes – 2025	10.35%	(2,440)	(3,644)	(6,084)
Seller notes payable - Phyto Note(1)	7.50%	(223)	—	(223)
Seller notes payable - Scottsdale Note	5.00%	(239)	—	(239)
ABL Facility - EWB Note	6.00%	(607)	—	(607)
Needham LOC	7.99%	(34)	—	(34)
Other notes payable - BHH Note	14.79%	(1,128)	—	(1,128)
Other notes payable - VOWL Note	5.90%	(183)	—	(183)
Other notes payable - NGC Note	12.00%	(100)	—	(100)
Other notes payable - miscellaneous	various	12	—	12
		$(44,719)	$(8,449)	$(53,168)

(1) The Phyto Note was paid in full on July 1, 2024.
(2) Total interest expense herein does not reconcile to Interest expense as presented on the Consolidated Statements of Operations, as it does not include interest recognized by the Company on its deferred consideration liabilities during the periods presented. Refer to Note 4 — Acquisitions — Deferred consideration for additional information.

The Company’s interest expense by credit facility for the year ended December 31, 2023 is as follows:

		Year ended December 31, 2023
	Effective interest rate	Stated debt interest	Amortization of debt discount/premium and deferred financing fees	Total interest expense (3)
Senior Secured Notes – 2026	8.00%	$(38,000)	$(4,193)	$(42,193)
Bloom Notes – 2023(1)	7.99%	—	(74)	(74)
Bloom Notes – 2024	10.00%	(2,825)	(1,030)	(3,855)
Bloom Notes – 2025	10.35%	(2,433)	(3,274)	(5,707)
Seller notes payable - Phyto Note(2)	7.50%	(105)	—	(105)
Seller notes payable - Scottsdale Note	5.00%	(222)	—	(222)
ABL Facility - EWB Note	6.00%	(118)	—	(118)
Other notes payable - BHH Note	14.79%	(1,125)	—	(1,125)
Other notes payable - VOWL Note	5.90%	(304)	—	(304)
Other notes payable - miscellaneous	various	(5)	—	(5)
		$(45,137)	$(8,571)	$(53,708)

(1) The Company paid the Bloom Note – 2023 in full in the second quarter of 2023; upon which time, the Company ceased accruing interest on the Bloom Notes - 2023. As part of a settlement agreement reached in April 2023, between the Company and the former owners of Bloom, the parties agreed to reduce the future principal payments of the 12-month Bloom Note by $6.0 million.

(2) The Phyto Note was paid in full on July 1, 2024.
(3) Total interest expense herein does not reconcile to Interest expense as presented on the Consolidated Statements of Operations, as it does not include interest recognized by the Company on its deferred consideration liabilities during the periods presented. Refer to Note 4 — Acquisitions — Deferred consideration for additional information.

As of December 31, 2024, future principal payment obligations related to the Company’s notes payable were as follows:

Fiscal year:	Amount
2025	$102,195
2026	471,395
2027	318
2028	2,304
2029 and thereafter	3,191
Total future principal payments	$579,403
Information about the Company’s exposure to interest rate risks and liquidity risks is included in Note 28 — Fair value measurements and financial risk management.
Senior Secured Notes – 2026
In December 2021, the Company closed on a private placement of senior secured notes due 2026, for aggregate gross proceeds of $475 million (“Senior Secured Notes – 2026”). The note indenture, dated December 15, 2021, governing the Senior Secured Notes – 2026 (the “Note Indenture”) enables the Company to issue additional senior secured notes on an ongoing basis as needed, subject to maintaining leverage ratios and complying with other terms and conditions of the Note Indenture. The principal restrictions on incurring indebtedness include the requirement that post-incurrence of the additional debt, a fixed charge coverage ratio of 2.5:1 and consolidated debt to consolidated EBITDA ratio of 4:1 be maintained. The issue of additional senior secured notes or other debt pari passu to the existing notes is permitted, provided that post-incurrence of the additional debt, the consolidated secured debt to consolidated EBITDA ratio of 3:1 is maintained and provided certain other conditions are met. The Company and certain of its guarantor entities are required to grant a first lien security interest in their respective assets to the trustee appointed under the Note Indenture, including assets acquired after the issue of the Notes, subject to limited exceptions. Despite the first lien granted to the holders of the Notes, the Note Indenture permits the Company to grant a more senior lien to secure up to $200 million of additional financing from commercial banks for revolving credit loans, such as the Needham LOC (as defined herein), provided that the interest rate applicable to such revolving credit loans is lower than the interest rate applicable to the Senior Secured Notes – 2026.
Subject to the consent of Needham Bank under the Needham LOC, the Senior Secured Notes – 2026, inclusive of accrued and unpaid interest, may be redeemed early, but are subject to a prepayment premium that is dependent on the loan year as follows:

Loan year	Prepayment redemption prices
June 15, 2024 to June 14, 2025	102.00%
June 15, 2025 and thereafter	100.00%
In December 2023, in connection with the TSX Listing, the Note Indenture was amended pursuant to a second supplemental indenture dated December 12, 2023, in order to facilitate the implementation of the Reorganization. Copies of the Note Indenture and the second supplemental indenture are available on the Company’s SEDAR+ profile at www.sedarplus.ca and on its EDGAR profile at www.sec.gov/edgar.
Purchase of Senior Secured Notes - 2026 for Cancellation
In connection with the Company's overall strategy to reduce debt and interest, on April 30, 2024, in an arms-length transaction, the Company paid $14.3 million to purchase for cancellation Senior Secured Notes – 2026, that had a face value of $15.0 million. The Company also reduced accrued interest by $3.2 million that had been accruing from December 15, 2023 through April 30, 2024 specific to the notes purchased for cancellation.
Bloom Notes
In connection with the Bloom acquisition, the Company issued three sets of secured promissory notes (collectively, the “Bloom Notes”) to the former Bloom owners (the “Bloom Lenders”). As of December 31, 2024, the second set of promissory notes (the “Bloom Note – 2024”) and the third set of promissory notes (the “Bloom Note – 2025”) remained outstanding.
As part of a settlement agreement reached on March 21, 2023, between the Company and the Bloom Lenders, the parties to the settlement agreement agreed to reduce the future principal payments of the Bloom Note – 2024 by $4 million to $46 million, which resulted in a gain on modification of debt of $3.3 million, which the Company recognized in Other income, net on the Consolidated Statements of Operations.
On December 29, 2023, the Company entered into an agreement with the Bloom Lenders, pursuant to which the Bloom Note – 2024 was restructured into a partially convertible secured promissory note (the “Restructured Bloom Note”) payable in cash and SVS, subject to the approval of the TSX. The Restructured Bloom Note had a principal amount of $47.5 million comprised of an installment amount of $31 million (the “Installment Amount”), which was paid in 10 equal installments between January 18, 2024 and October 18, 2024, and a conversion amount of $16.5 million (the “Conversion Amount”), due January 18, 2025 (the “Conversion Amount Maturity Date”), which could be settled, in its entirety, through the issuance of 4,282,599 SVS (the Conversion Shares”) subject to TSX approval. The Company elected to purchase the Restructured Bloom note in exchange of which, on January 17, 2025, it issued to the Bloom Lenders a number of SVS equal to the Conversion Shares, with each of the Bloom Lenders receiving its proportionate share of SVS. Fractional shares were settled in cash.
Needham Bank
On November 6, 2024, the Company entered into a loan agreement (the “Loan Agreement”) with Needham Bank, establishing a revolving line of credit for up to $40.0 million (the “Needham LOC”). The Loan Agreement provides the Company with the option, beginning on May 6, 2026, to request an additional borrowing of up to $20.0 million, subject to Needham Bank’s discretion and credit approval process. Pursuant to the Loan Agreement, Needham Bank holds a first priority lien on the mortgages, business assets and collateral of all loan parties under the Note Indenture, including a pledge of equity of all underlying borrowers and guarantors. Additionally, the Company has provided a limited guaranty for the value of its equity interest in Curaleaf, Inc. The Loan Agreement contains financial covenants, including a requirement that the total outstanding debt remains within an 80% loan-to-value ratio, based on the “as-is” fair market value of the real estate collateral. The Needham LOC may be utilized for various corporate purposes, including working capital and operational expenses, as defined in the Loan Agreement. As of December 31, 2024 the Company had drawn down $11.1 million of the Needham LOC.
Tangela Holdings, LTD
On June 11, 2024, the Company executed the First Amendment to the NGC Note (the “First Amendment”). The First Amendment modified the maturity date from July 11, 2024 to 10 business days following a demand made by Tangela. All other terms of the NGC Note remain unchanged. On September 3, 2024, the Company executed the Second Amendment to the NGC Note (“the Second Amendment”). The Second Amendment modified the interest rate to 12% per annum and extended the maturity date to December 16, 2024. On December 12, 2024, the Company executed the Third Amendment to the NGC Note (“the Third Amendment”). The Third Amendment extended the maturity date to March 31, 2025.
Asset-based revolving credit facility
On August 25, 2023, the Company entered into an asset-based revolving credit facility (the “ABL Facility”) with EWB that provided for borrowings up to $6.5 million and immediately drew down $6.5 million (the “EWB Note”) with a maturity date of August 25, 2024. On March 26, 2024, the Company signed an agreement (the “1st Change in Terms Agreement”), increasing the ABL Facility to $10 million and extending the maturity date of the EWB Note to August 25, 2025. On June 14, 2024, the Company executed an amendment to the 1st Change in Terms Agreement, increasing the ABL Facility by an additional $2 million to $12 million. No other changes were made to the asset-based revolving credit facility.
The credit facility is secured by the Company’s deposit accounts at EWB, and as such, the Company’s balance in the EWB deposit accounts have been classified as restricted cash within Cash, cash equivalents and restricted cash on the Company’s Consolidated Balance Sheets as of December 31, 2024 and December 31, 2023.
Covenant compliance
As of December 31, 2024, the Company was in compliance with the covenants within each credit facility, and the Company did not observe evidence of cross-default.